Fair Value Measurement and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
(In Thousands)
2016	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$7,999	$-	$7,999	$-

Mortgage-backed securities - residential	9,748	-	9,748	-

Total Available-for-Sale Securities	$17,747	$-	$17,747	$-

2015	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$5,968	$-	$5,968	$-

Mortgage-backed securities - residential	14,000	-	14,000	-

Total Available-for-Sale Securities	$19,968	$-	$19,968	$-

Schedule of carrying amounts and estimated fair values of the financial instruments
		2016		2015
	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		(In Thousands)

Financial assets:
Cash and due from banks	1	$1,634	$1,634	$1,550	$1,550
Interest bearing demand deposits	1	5,773	5,773	4,597	4,597
Securities available for sale	2	17,747	17,747	19,968	19,968
Securities held to maturity	2	7,420	7,384	12,979	13,222
Investment in FHLB stock	2	2,886	2,886	2,388	2,388
Loans held for sale	2	2,059	2,059	3,880	3,880
Loans, net	3	226,192	225,569	201,830	201,886
Accrued interest receivable	1	652	652	655	655

Financial liabilities:
Deposits	1/2	182,934	182,969	185,561	185,332
Borrowings	2	56,813	57,008	46,092	46,447
Accrued interest payable	1	71	71	60	60